UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      LaGrange Capital Administration, L.L.C.

Address:   570 Lexington Avenue
           27th Floor
           New York, New York 10022


Form 13F File Number: 028-11837


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank LaGrange Johnson
Title:  Managing Member
Phone:  (212) 993-7057

Signature,  Place,  and  Date  of  Signing:

/s/ Frank LaGrange Johnson         New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:  $      291,870
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIRTRAN HLDGS INC            NOTE 5.250%11/0 00949PAD0      100   100,000 PRN      SOLE                  100,000      0    0
ALLEGIANT TRAVEL CO          COM             01748X102   11,187   255,342 SH       SOLE                  255,342      0    0
AMAZON COM INC               COM             023135106    1,801    10,000     PUT  SOLE                   10,000      0    0
AMERICAN AXLE & MFG HLDGS IN COM             024061103    1,826   145,000 SH       SOLE                  145,000      0    0
AMR CORP                     COM             001765106   12,329 1,908,474 SH       SOLE                1,908,474      0    0
AMR CORP                     NOTE 6.250%10/1 001765BC9      500   500,000 PRN      SOLE                  500,000      0    0
AOL INC                      COM             00184X105    1,172    60,000     CALL SOLE                   60,000      0    0
BELO CORP                    COM SER A       080555105   10,028 1,138,265 SH       SOLE                1,138,265      0    0
BEST BUY INC                 COM             086516101    1,436    50,000     CALL SOLE                   50,000      0    0
CABLEVISION SYS CORP         CL A NY CABLVS  12686C109      346    10,000     PUT  SOLE                   10,000      0    0
CEC ENTMT INC                COM             125137109    2,517    66,718 SH       SOLE                   66,718      0    0
CENTRAL EUROPEAN DIST CORP   COM             153435102    2,142   188,736 SH       SOLE                  188,736      0    0
CENTRAL EUROPEAN MEDIA ENTRP CL A NEW        G20045202    5,403   256,530 SH       SOLE                  256,530      0    0
CISCO SYS INC                COM             17275R102    3,001   175,000     CALL SOLE                   20,000      0    0
COINSTAR INC                 COM             19259P300   35,579   774,809 SH       SOLE                  774,809      0    0
COINSTAR INC                 COM             19259P300   18,827   410,000     CALL SOLE                   90,000      0    0
COINSTAR INC                 NOTE 4.000% 9/0 19259PAF9    1,100 1,100,000 PRN      SOLE                1,100,000      0    0
CORINTHIAN COLLEGES INC      COM             218868107    1,904   430,800 SH       SOLE                  430,800      0    0
DELTA AIR LINES INC DEL      COM NEW         247361702    6,115   623,976 SH       SOLE                  623,976      0    0
DELTA AIR LINES INC DEL      COM NEW         247361702      392    40,000     CALL SOLE                   20,000      0    0
DIANA CONTAINERSHIPS INC     COM             Y2069P101    1,285   105,928 SH       SOLE                  105,928      0    0
EAGLE BULK SHIPPING INC      COM             Y2187A101    6,339 1,704,049 SH       SOLE                1,704,049      0    0
ELECTRONIC ARTS INC          COM             285512109      195    10,000     CALL SOLE                   10,000      0    0
EXPEDIA INC                  COMM            30212P105   17,436   769,462 SH       SOLE                  769,462      0    0
EXPEDIA INC                  COMM            30212P105      834    36,800     CALL SOLE                   16,800      0    0
FEDERATED INVS INC PA        CL B            314211103    5,453   203,840 SH       SOLE                  203,840      0    0
FORWARD INDS INC N Y         COM NEW         349862300    8,256 2,111,389 SH       SOLE                2,111,389      0    0
GARMIN LTD                   SHS             H2906T109      339    10,000     CALL SOLE                   10,000      0    0
GENERAL MARITIME CORP NEW    SHS             Y2693R101   13,350 6,511,998 SH       SOLE                6,511,998      0    0
GREEN MTN COFFEE ROASTERS IN COM             393122906   16,799   260,000     PUT  SOLE                   40,000      0    0
ISHARES TR                   NYSE 100INX FD  464287905    9,680   115,000     PUT  SOLE                   90,000      0    0
LULULEMON ATHLETICA INC      COM             550021109    5,343    60,000     PUT  SOLE                   40,000      0    0
MANITOWOC INC                COM             563571908      438    20,000     PUT  SOLE                   20,000      0    0
MCMORAN EXPLORATION CO       COM             582411104   16,034   905,346 SH       SOLE                  905,346      0    0
MCMORAN EXPLORATION CO       COM             582411104      354    20,000     CALL SOLE                   10,000      0    0
NAVIOS MARITIME ACQUIS CORP  SHS             Y62159101    5,591 1,403,115 SH       SOLE                1,403,115      0    0
ORBITZ WORLDWIDE INC         COM             68557K109      581   162,799 SH       SOLE                  162,799      0    0
RADWARE LTD                  ORD             M81873107      354    10,000     CALL SOLE                   10,000      0    0
RESEARCH IN MOTION LTD       COM             760975102      565    10,000     CALL SOLE                   10,000      0    0
SCHOOL SPECIALTY INC         COM             807863105    2,235   156,300 SH       SOLE                  156,300      0    0
SCORPIO TANKERS INC          SHS             Y7542C106      330    31,931 SH       SOLE                   31,931      0    0
TARGET CORP                  COM             87612E106    1,000    20,000     CALL SOLE                   20,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR             881624909    5,143   102,500     CALL SOLE                   52,500      0    0
TEXTRON INC                  COM             883203101      274    10,000     PUT  SOLE                   10,000      0    0
TIVO INC                     COM             888706108    7,203   823,186 SH       SOLE                  823,186      0    0
UNITED CONTL HLDGS INC       COM             910047109    5,201   226,241 SH       SOLE                  226,241      0    0
UNITED CONTL HLDGS INC       COM             910047109    1,150    50,000     CALL SOLE                   30,000      0    0
UNITED RENTALS INC           COM             911363109      333    10,000     PUT  SOLE                   10,000      0    0
U S AIRWAYS GROUP INC        COM             90341W108    7,992   917,614 SH       SOLE                  917,614      0    0
VALASSIS COMMUNICATIONS INC  COM             918866104   20,699   710,335 SH       SOLE                  710,335      0    0
VALASSIS COMMUNICATIONS INC  COM             918866104    1,457    50,000     CALL SOLE                   30,000      0    0
VENOCO INC                   COM             92275P307    4,673   273,424 SH       SOLE                  273,424      0    0
VERIFONE SYS INC             COM             92342Y109    1,099    20,000     PUT  SOLE                   20,000      0    0
WYNN RESORTS LTD             COM             983134107    3,815    30,000     PUT  SOLE                   30,000      0    0
YAHOO! INC                   COM             984332106    2,335   140,000     CALL SOLE                   80,000      0    0
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